CONTINGENT LIABILITIES	9 Months Ended
Sep. 30, 2021
CONTINGENT LIABILITIES
CONTINGENT LIABILITIES

NOTE 6 – CONTINGENT LIABILITIES

The Group is involved in certain legal proceedings and disputes. It is Management’s opinion that the outcome of these proceedings and disputes will not have any material impact on the Group’s financial position, results of operations and cash flows.